UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP III, L.P.
Address: 156 W. 56TH STREET
         SUITE 1203
         NEW YORK, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JUSTIN A. ORLANDO
Title:     MANAGING DIRECTOR
Phone:     212-488-1590

Signature, Place, and Date of Signing:

     JUSTIN A. ORLANDO     NEW YORK, NY     November 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $50,955 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109     1315    66100          DEFINED 1               66100
ALCAN INC                      COM              013716105      799     8000          DEFINED 1                8000
ALLIED DEFENSE GROUP INC (THE) COM              019118108      454    58000          DEFINED 1               58000
ANDREW CORP                    COM              034425108     1047    74900          DEFINED 1               74900
ANGELICA CORP                  COM              034663104      397    20400          DEFINED 1               20400
APPLEBEES INTL INC             COM              037899101      223     9000          DEFINED 1                9000
Archstone-Smith Trust          COM              039583109     1352    22500          DEFINED 1               22500
BRISTOL-MYERS SQUIBB CO        COM              110122108      551    19000          DEFINED 1               19000
CABLEVISION SYSTEMS CORP       CALL             12686C909      232     6700     C    DEFINED 1                6700
CABLEVISION SYSTEMS CORP       CL A             12686C109     2411    69695          DEFINED 1               69695
CATALINA MARKETING CORP        COM              148867104      356    10984          DEFINED 1               10984
CLEAR CHANNEL COMM             COM              184502102     2534    67850          DEFINED 1               67850
CORNELL COS INC                COM              219141108     5662   244175          DEFINED 1              244175
DOBSON COMMUNICATIONS CP       CL A             256069105     1201    94000          DEFINED 1               94000
GENESCO INC                    PUT              371532952      309     6800     P    DEFINED 1                6800
GENESCO INC                    COM              371532102     1843    40491          DEFINED 1               40491
HARRAHS ENTERTAINMENT INC      CALL             413619907     4242    48800     C    DEFINED 1               48800
HERLEY INDUSTRIES INC          COM              427398102     4994   327500          DEFINED 1              327500
INFOUSA INC                    COM              456818301     4053   398524          DEFINED 1              398524
IPASS INC                      COM              46261V108     2241   529900          DEFINED 1              529900
JOHNSON OUTDOORS INC           CL A             479167108     1239    57100          DEFINED 1               57100
MULTIMEDIA GAMES INC           COM              625453105     7452   900000          DEFINED 1              900000
PATHMARK STORES INC            COM              70322A101     2051   161025          DEFINED 1              161025
SLM CORP                       CALL             78442P906     1066    21700     C    DEFINED 1               21700
STATION CASINOS INC            CALL             857689903     1653    19000     C    DEFINED 1               19000
STATION CASINOS INC            COM              857689103     1148    13200          DEFINED 1               13200
WCI COMMUNITIES INC            COM              92923C104      130    20750          DEFINED 1               20750